Deposits - Schedule for our Deposits Payable on a Fixed Date (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of deposits payable to customers on a fixed date [line items]
Total	$ 294,893	$ 276,222
Within 1 year [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Total	183,952	162,666
1-2 years [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Total	34,401	34,154
2 to 3 years [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Total	23,855	26,107
3 to 4 years [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Total	21,735	16,708
4 to 5 years [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Total	16,959	22,196
Over 5 years [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Total	$ 13,991	$ 14,391